PIA High Yield Fund (Second Prospectus Summary) | PIA High Yield Fund
PIA High Yield Fund ("High Yield Fund" or "Fund")
Investment Objectives
The High Yield Fund's primary objective is to seek a high level of current income.
The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	PIA High Yield Fund Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA High Yield Fund Advisor Class
Management Fees		0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	1.48%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[2]	2.41%
Less: Fee Waiver and Expense Reimbursement		(1.15%)
Net Annual Fund Operating Expenses	[3]	1.26%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[3]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.23% of the Fund's average daily net assets the ("Expense Cap"). The Expense Cap will remain in effect through at least March 30, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PIA High Yield Fund Advisor Class	128	641	1,181	2,659

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33%
of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets
(plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds ("junk bonds"), forward commitments, loan participations and assignments, and preferred stocks. High yield instruments are securities rated below investment grade by
Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard
& Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund's assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years
(plus or minus) of the duration of the Barclays Capital U.S. Corporate
High-Yield Index (the "Barclays Index") at any point in time. The Barclays Index had a duration of 4.1 years as of January 31, 2012. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to
30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund's principal strategy. A derivative is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The
Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser's investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk. The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

·  Risks Associated with High Yield Securities. High yield securities (or "junk bonds") entail greater risk of loss of principal because of their greater exposure to credit risk.

·  Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund.

·  Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

·  Interest Rate Risk. In general, the value of bonds and other instruments falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

·  Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

·  Leverage Risk. Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

·  Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer's underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

·  Foreign Securities and Emerging Markets Risk. The value of the Fund's foreign investments may be adversely affected by changes in the foreign country's exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility. Foreign companies may be subject to less regulation than U.S. companies. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

·  Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

·  Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

·  Newer Fund Risk. The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
The following performance information provides some indication of the risks of investing in the High Yield Fund. As of the date of this Prospectus, the Advisor
Class has not commenced operations. For that reason, the performance information below is that of the Fund's Investor Class. The bar chart below shows the Fund's total return for one year. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.piamutualfunds.com or by calling the Fund toll-free at
1-800-251-1970.
Calendar Year Total Return as of December 31 - Investor Class

During the period shown on the bar chart, the High Yield Fund's highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011) Investor Class	[1]
Average Annual Total Returns PIA High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class	Return before taxes	4.49%	4.49%	Dec. 31, 2010
Advisor Class After Taxes on Distributions	Return after taxes on distributions	2.58%	2.58%	Dec. 31, 2010
Advisor Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	2.90%	2.90%	Dec. 31, 2010
Barclays Capital U.S. Corporate High-Yield Index	Barclays Capital U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	4.98%	Dec. 31, 2010

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

[1]	All of the classes of the High Yield Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent the expenses of the classes differ. The actual performance of the Advisor Class would have been lower than the Investor Class performance due to its higher fees and expenses.